Document and Entity Information	Dec. 14, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001783879
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 14, 2022
Entity Registrant Name	Robinhood Markets, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40691
Entity Tax Identification Number	46-4364776
Entity Address, Address Line One	85 Willow Road
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	(844)
Local Phone Number	428-5411
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	HOOD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false